ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Notes receivable	$ 27,059	$ 36,095
Accounts receivable	257,008	293,661
Allowance for doubtful accounts	(41,618)	(47,162)
Accounts receivable and Notes receivable, net	$ 242,449	$ 282,594